COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)															3 Months Ended		4 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended		13 Months Ended	20 Months Ended
	Jun. 02, 2019	Jan. 02, 2019	Dec. 02, 2018	Sep. 30, 2018	Sep. 21, 2018	Sep. 03, 2018	Sep. 02, 2018	Jun. 02, 2017	May 15, 2017	Feb. 03, 2017	Feb. 02, 2017	Feb. 02, 2017	Feb. 02, 2017	Feb. 02, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Feb. 28, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2019	Dec. 31, 2018
Rent expense, monthly rent						$ 1,500		$ 1,320							$ 19,018	$ 8,151	$ 1,598		$ 64,768	$ 44,477	$ 58,301	$ 73,840		$ 2,980
Number of shares reserved for future issuance																	3,500,000				3,500,000			3,500,000
Number options granted																			1,800,000
Number of option outstanding															1,000,000				1,000,000
Operating Leases, Rent Expense, Minimum Rentals						$ 3,000			$ 5,313
Capital Recevied From Retail[Member]
Financial Advisory Agreement, Cash Fee, Percentage										10.00%
Financial Advisory Agreement, Expense Allowance, Percentage										10.00%
Capital Received From Institutions[Member]
Financial Advisory Agreement, Cash Fee, Percentage														8.00%
Financial Advisory Agreement, Expense Allowance, Percentage														3.00%
2018 Equity Incentive Plan [Member]
Plan term					10-year
Number of shares reserved for future issuance					3,500,000
Number options granted				800,000
Number of option outstanding				1,000,000												1,000,000				1,000,000
One-Year Agreement [Member] | Boris Goldstein [Member]
Lease terminated date							Mar. 31, 2019
Description of lease agreement							The Company is paying the related party one half of the $3,000 monthly rent or $1,500 per month, plus expenses.
One-Year Agreement [Member] | Third Party [Member] | Institutions [Member]
Percentage of cash fee											8.00%
One-Year Agreement [Member] | Third Party [Member] | Retail [Member]
Percentage of cash fee												10.00%
Percentage of expense allowance payable												3.00%
One-Year Agreement [Member] | Investors [Member]
Percentage of warrant													10.00%
Six-Month Agreement [Member] | NEW YORK | One Office [Member]
Rent expense, monthly rent																		$ 1,598
Monthly rental expense																		$ 1,700
Six-Month Agreement [Member] | NEW YORK | Additional Office [Member]
Monthly rental expense																							$ 1,700
Lease terminated date																							Jun. 30, 2019
12-Month Year Agreement [Member] | Third Party [Member] | RUSSIAN
Monthly rental expense		$ 272
12-Month Year Agreement [Member] | Third Party [Member] | RUSSIAN | Rubles
Monthly rental expense		$ 17,200
10-Month Year Agreement [Member] | Third Party [Member] | RUSSIAN
Monthly rental expense	$ 190
10-Month Year Agreement [Member] | Third Party [Member] | RUSSIAN | Rubles
Monthly rental expense	$ 12,000
Six Month Warehouse Rental Agreement [Member]
Monthly rental expense			$ 2,980
Description of lease agreement			The lease was renewed on June 1, 2019 for an additional year ending May 31, 2020, for $3,171 per month.